Provisions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) employee
Provision for asset retirement obligations
Disclosure of other provisions [line items]
Beginning balance	$ 124
Additions	44
Unwinding of discount and changes in discount rate	7
Ending balance	175
Record retention obligations
Disclosure of other provisions [line items]
Beginning balance	39
Additions	4
Ending balance	43
Total non-current provisions
Disclosure of other provisions [line items]
Beginning balance	163
Additions	48
Unwinding of discount and changes in discount rate	7
Ending balance	218
Provisions for severance payment
Disclosure of other provisions [line items]
Additions	80
Ending balance	$ 80
Number of former employees | employee	2
Total current provisions
Disclosure of other provisions [line items]
Additions	$ 80
Ending balance	$ 80